Other Financial Liabilities - Sensitivity Analysis (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Other Liabilities Disclosure [Abstract]
Revenue derived from the COLCRYS business, increase by 5%	¥ 3,204	¥ 0
Revenue derived from the COLCRYS business, decrease by 5%	(3,204)	0
Discount rate, increase by 0.5%	(1,626)	(257)
Discount rate, decrease by 0.5%	¥ 1,626	¥ 256